Quarterly Report
September 30, 2025
Elfun International Equity Fund

Elfun International Equity Fund
Quarterly Report
September 30, 2025

Page
Schedule of Investments	1
Notes to Schedule of Investments	3

Elfun International Equity Fund
Schedule of Investments
September 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Common Stock - 97.0% †
Brazil - 1.0%
Embraer SA ADR	31,852	$1,925,453
Canada - 2.7%
Brookfield Corp.	34,474	2,365,907
Teck Resources Ltd., Class B	64,679	2,837,899
		5,203,806
Denmark - 2.7%
Coloplast AS, Class B	23,663	2,022,574
Novo Nordisk AS, Class B	60,297	3,271,213
		5,293,787
France - 18.6%
Air Liquide SA	23,091	4,798,551
AXA SA	61,527	2,938,037
BNP Paribas SA	31,612	2,872,353
Cie de Saint-Gobain SA	28,975	3,120,621
Dassault Systemes SE	60,596	2,029,920
EssilorLuxottica SA	12,475	4,045,642
LVMH Moet Hennessy Louis Vuitton SE	7,352	4,496,390
Safran SA	17,549	6,188,083
Schneider Electric SE	20,710	5,781,817
		36,271,414
Germany - 6.7%
adidas AG	10,496	2,212,504
Infineon Technologies AG	60,233	2,349,689
RWE AG	80,521	3,578,232
SAP SE	18,222	4,879,531
		13,019,956
Hong Kong - 1.8%
AIA Group Ltd.	358,367	3,438,396
Ireland - 1.5%
Experian PLC	59,885	3,000,684
Japan - 19.0%
Daikin Industries Ltd.	23,700	2,740,942
Disco Corp.	13,000	4,094,051
Hoya Corp.	17,052	2,364,084
Komatsu Ltd.	100,800	3,521,874
Mitsubishi UFJ Financial Group, Inc.	379,426	6,150,563
Murata Manufacturing Co. Ltd.	168,173	3,206,088
Recruit Holdings Co. Ltd.	52,100	2,809,170
Sony Financial Group, Inc. (a)	234,400	260,295
Sony Group Corp.	234,400	6,759,722
Tokio Marine Holdings, Inc.	125,694	5,335,516
		37,242,305
Netherlands - 7.7%
ASML Holding NV	7,373	7,174,057
ING Groep NV	195,643	5,074,612
Universal Music Group NV	98,492	2,842,281
		15,090,950
Norway - 1.2%
Equinor ASA	98,020	2,391,115
Portugal - 1.0%
Galp Energia SGPS SA	99,541	1,883,066
	Number of Shares	Fair Value
Singapore - 1.8%
United Overseas Bank Ltd.	131,900	$3,537,932
Spain - 2.8%
Cellnex Telecom SA (a)(b)	83,247	2,884,570
Industria de Diseno Textil SA	46,441	2,563,067
		5,447,637
Sweden - 2.0%
Assa Abloy AB, Class B	113,554	3,943,258
Switzerland - 8.5%
DSM-Firmenich AG	26,345	2,244,884
Nestle SA	41,713	3,830,791
Novartis AG	25,511	3,210,157
Roche Holding AG	15,382	5,024,548
Sika AG	10,513	2,340,039
		16,650,419
United Kingdom - 16.8%
Ashtead Group PLC	43,471	2,905,659
AstraZeneca PLC	30,581	4,603,593
Coca-Cola Europacific Partners PLC	35,417	3,202,051
Croda International PLC (c)	50,782	1,848,597
Diageo PLC	93,594	2,237,147
London Stock Exchange Group PLC	39,333	4,509,397
Prudential PLC	251,608	3,526,151
Rentokil Initial PLC	528,135	2,671,945
Spirax Group PLC	26,872	2,465,424
Standard Chartered PLC	257,432	4,974,982
		32,944,946
United States - 1.2%
MercadoLibre, Inc. (a)	1,022	2,388,353
Total Common Stock (Cost $119,319,059)		189,673,477
Short-Term Investments - 2.6%
State Street Institutional Treasury Money Market Fund - Premier Class 4.06% (d)(e)	2,725,923	2,725,923
State Street Institutional U.S. Government Money Market Fund - Class G Shares 4.13% (d)(e)	2,287,886	2,287,886
Total Short-Term Investments (Cost $5,013,809)		5,013,809
Total Investments (Cost $124,332,868)		194,687,286
Other Assets and Liabilities, net - 0.4%		876,433
NET ASSETS - 100.0%		$195,563,719

See Notes to Schedule of Investments.
Elfun International Equity Fund	1

Elfun International Equity Fund
Schedule of Investments
September 30, 2025 (Unaudited)

Other Information:

The Fund had the following long futures contracts open at September 30, 2025:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Mini Index Futures	December 2025	13	$1,805,515	$1,810,445	$4,930
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2025, these securities amounted to $2,884,570 or 1.48% of the net assets of the Elfun International Equity Fund. These securities have been determined to be liquid using procedures established by the Fund's Board of Trustees.
(c)	At September 30, 2025, all or a portion of this security was pledged to cover collateral requirements for futures contracts.
(d)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(e)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of September 30, 2025.

Abbreviations:
ADR - American Depositary Receipt
The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2025:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$189,673,477	$—	$—	$189,673,477
Short-Term Investments	5,013,809	—	—	5,013,809
Total Investments in Securities	$194,687,286	$—	$—	$194,687,286
Other Financial Instruments
Long Futures Contracts - Unrealized Appreciation	4,930	—	—	4,930
Total Other Financial Instruments	$4,930	$—	$—	$4,930

Affiliate Table

	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional Treasury Money Market Fund - Premier Class	1,538,053	$1,538,053	$12,770,819	$11,582,949	$—	$—	2,725,923	$2,725,923	$74,208
State Street Institutional U.S. Government Money Market Fund - Class G Shares	1,081,378	1,081,378	12,698,941	11,492,433	—	—	2,287,886	2,287,886	62,207
TOTAL		$2,619,431	$25,469,760	$23,075,382	$—	$—		$5,013,809	$136,415
See Notes to Schedule of Investments.
2	Elfun International Equity Fund

Elfun International Equity Fund
Notes to Schedule of Investments
September 30, 2025 (Unaudited)

Security Valuation
The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows:
•Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s NAV calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of September 30, 2025 is disclosed in the Fund’s Schedule of Investments.
Futures Contracts
The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is included in Net cash at broker for futures contracts on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value,

Elfun International Equity Fund
Notes to Schedule of Investments
September 30, 2025 (Unaudited)

accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended September 30, 2025, the Fund entered into futures contracts for the Equitization of Cash.
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